Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	$ 17,665	$ 18,150
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	1
Disposal of subsidiaries, associates and intangible assets	45	911
Purchase of property, equipment and software	(830)	(761)
Disposal of property, equipment and software	1	3
Purchase of financial assets measured at fair value through other comprehensive income	(2,444)	(2,821)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,468	2,291
Net cash flow from / (used in) investing activities	104,869	(4,630)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	5,203	(10,440)
Distributions paid on UBS shares	(1,679)	(1,668)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	51,420	48,460
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(49,777)	(36,309)
Net cash flows from other financing activities	(274)	(352)
Net cash flow from / (used in) financing activities	(25,056)	(3,830)
Total cash flow
Cash and cash equivalents at the beginning of the period	195,321	207,875
Net cash flow from / (used in) operating, investing and financing activities	97,478	9,690
Effects of exchange rate differences on cash and cash equivalents	2,960	(9,656)
Cash and cash equivalents at the end of the period	295,759	207,909
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	261,504	190,244
Loans and advances to banks classified as cash equivalents	21,996	15,786
of which: money market paper	12,259	1,880
Restricted cash and cash equivalents	$ 5,892	$ 4,434